Asset Classified as Held for Sale - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of joint ventures [Line Items]
Interests in joint venture, representing asset classified as held for sale			¥ 89,381
Foreign currency translation reserve			¥ 22,720
Gain on disposal of joint venture	¥ 107,976	$ 17,059
Copthorne Hotel Qingdao Co Ltd [Member]
Disclosure of joint ventures [Line Items]
Proportion of ownership interest in joint venture sold	60.00%	60.00%
Gain on disposal of joint venture	¥ 107,976	$ 17,059